Provisions, income tax liabilities and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions	€ (686)	€ 267	[1]	€ 336	[1]
France
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	106	(23)		(42)
Gains/(losses) on experience adjustments	60	28		145
Gains/(losses) on demographic assumptions	0	9		0
Gains/(losses) on financial assumptions	46	(60)		(187)
Germany
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	113	(121)		5
Gains/(losses) on experience adjustments	182	76		331
Gains/(losses) on demographic assumptions	0	0		0
Gains/(losses) on financial assumptions	(69)	(197)		(326)
USA
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	156	(22)		(148)
Gains/(losses) on experience adjustments	23	214		210
Gains/(losses) on demographic assumptions	51	(42)		0
Gains/(losses) on financial assumptions	82	(194)		(358)
UK
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	237	(115)		(133)
Gains/(losses) on experience adjustments	35	341		242
Gains/(losses) on demographic assumptions	125	(14)		63
Gains/(losses) on financial assumptions	€ 77	€ (442)		€ (438)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.